Schedule of Earnings Per Share, Basic and Diluted (Details) - € / shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Weighted Average Number of Shares Outstanding, Diluted	24,926,627	22,273,003
Basic net earnings (loss) per share	€ (0.08)	€ (0.20)
Diluted net earnings (loss) per share (1)	€ (0.08)	€ (0.20)